Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt
The following table provides the breakdown of debt as at December 31, 2022 and 2021:

In millions		Maturity	US dollar-denominated amount		December 31,	2022	2021
Notes and debentures (1)
Canadian National series:
2.25%	10-year notes (2)	Nov 15, 2022	US$	—		$—	$316
7.63%	30-year debentures	May 15, 2023	US$	150		203	190
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		474	442
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		678	632
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		644	600
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		271	253
3.85%	10-year notes (2)	Aug 5, 2032	US$	800		1,084	—
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		678	632
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		610	569
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		339	316
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		407	379
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		339	316
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		339	316
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		881	821
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		813	758
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		881	821
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		813	758
4.40%	30-year notes (2)	Aug 5, 2052	US$	700		949	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		169	158
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						14,814	12,519
Other
Commercial paper						805	140
Finance leases						10	10
Equipment loans and other (4)						779	770
Total debt, gross						16,408	13,439
Net unamortized discount and debt issuance costs (3)						(979)	(954)
Total debt (5)						15,429	12,485
Less: Current portion of long-term debt						1,057	508
Total long-term debt						$14,372	$11,977
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2022, these notes were recorded as a discounted debt of $15 million (2021 - $14 million) using an imputed interest rate of 5.75% (2021 - 5.75%). The discount of $827 million (2021 - $828 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $734 million (2021 - $723 million) of equipment loan under the non-revolving credit facility. Also included is $45 million (2021 - $47 million) of other equipment loans payable monthly at a weighted average interest rate of 2.12% (2021 - 2.12%).
(5)See Note 23 – Financial instruments for the fair value of debt.

Schedule of issuances and repayments of commercial paper
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Commercial paper with maturities less than 90 days
Issuance		$11,799	$5,254	$5,315
Repayment		(11,087)	(5,289)	(6,076)
Change in commercial paper with maturities less than 90 days, net		$712	$(35)	$(761)
Commercial paper with maturities of 90 days or greater
Issuance		$440	$353	$736
Repayment		(589)	(252)	(1,248)
Change in commercial paper with maturities of 90 days or greater, net		$(149)	$101	$(512)
Change in commercial paper, net		$563	$66	$(1,273)

Schedule of accounts receivable securitization
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Beginning of year		$—	$—	$200
Proceeds received		—	—	450
Repayment		—	—	(650)
End of year		$—	$—	$—

Schedule of debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2022, for the next five years and thereafter:

In millions	Debt (1)
2023	$1,056
2024	509
2025	385
2026	713
2027	36
2028 & thereafter	12,720
Total	15,419
Finance lease liabilities (2)	10
Total debt	$15,429
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 13 – Leases for maturities of finance lease liabilities.

Schedule of US dollar-denominated debt
The following table provides the breakdown of US dollar-denominated debt as at December 31, 2022 and 2021:

In millions	December 31,		2022		2021
Notes and debentures		US$	7,800	US$	6,550
Commercial paper			594		111
Finance lease liabilities			7		8
Equipment loans and other			574		606
Total amount of US dollar-denominated debt in US$		US$	8,975	US$	7,275
Total amount of US dollar-denominated debt in C$			$12,165		$9,193